Investments in subsidiaries - Subsidiaries with significant non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Profit attributable to non-controlling interests	$ 635	$ 776	$ 870
Accumulated non-controlling interests of the subsidiary	8,544	8,527
Summarised financial information:
– total assets	2,966,530	2,957,939	2,984,164
– total liabilities	2,770,502	2,751,162
– profit for the year	16,670	14,693	6,099
– total comprehensive income for the year	$ (631)	$ 9,726	$ 14,508
Hang Seng Bank Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests and voting rights held by non-controlling interests	37.86%	37.86%
Profit attributable to non-controlling interests	$ 520	$ 708
Accumulated non-controlling interests of the subsidiary	7,683	7,597
Dividends paid to non-controlling interests	361	568
Summarised financial information:
– total assets	240,679	230,866
– total liabilities	218,892	209,315
– net operating income before changes in expected credit losses and other credit impairment charges	4,325	4,280
– profit for the year	1,375	1,872
– total comprehensive income for the year	$ 1,269	$ 1,686